Retirement benefits obligations (Tables)	6 Months Ended
Jun. 30, 2026
Retirement benefits obligations
Schedule of amounts recognized in statement of profit or loss for employment benefit obligations

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Current service cost	(17,268)	(7,521)	(34,536)	(15,043)
Interest cost	(16,659)	(5,399)	(33,319)	(10,799)
Interest income	15,452	4,861	30,904	9,721
Company pension amount (note 19)	(18,475)	(8,059)	(36,951)	(16,121)

Schedule of amounts recognized in balance sheet for employment benefit obligations

	June 30, 2026	December 31, 2025
Defined benefit obligation	(5,096,588)	(5,126,017)
Fair value of plan assets	4,911,741	4,754,409
Retirement benefit obligation	(184,847)	(371,608)